Risk and sensitivity analysis - UK and Europe, shareholder-backed annuity sensitivity (Details) - UK and Europe insurance operations - Shareholder-backed annuity - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Insurance risk
Risk and sensitivity analysis
Net effect on profit after tax and shareholders' equity, decreases in combination of assumptions	£ 143	£ 144
Mortality rates
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in pre-tax profit, decrease in assumption	£ (66)	£ (67)
Credit default rates
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.05%	0.05%
Change in pre-tax profit, decrease in assumption	£ 198	£ 200
Renewal expenses
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%
Change in pre-tax profit, decrease in assumption	£ 40	£ 41